UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

				    Capital Cash Management Trust
\			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                   SEMI-ANNUAL
                                     REPORT

                                DECEMBER 31, 2003


                          CAPITAL CASH MANAGEMENT TRUST

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (UNAUDITED)


ASSETS:
   Cash                                                         $    481
   Due from Administrator for reimbursement of expenses            7,149

                                                             -----------
   Total Assets                                                    7,630
                                                             -----------
LIABILITIES:
     Dividend payable                                                746
     Accrued expenses                                              5,883
                                                              ----------
   Total Liabilities                                               6,629
                                                              ----------

   NET ASSETS (equivalent to $1.00 per share on
            1,001 shares outstanding)                       $      1,001
                                                                   =====

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                              $         10
   Additional paid-in capital                                      1,725
   Overdistributed net investment income                            (719)
    Accumulated net realized loss on investments                     (15)

                                                                 --------
                                                            $      1,001
                                                                  ======



SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets                                                 $ 1,001
                                                                   =====

      Shares outstanding                                               1
                                                                    ====

      Net asset value per share                                $    1.00
                                                                  ======

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

   Interest income                                                      $  9,060
                                                                        --------

EXPENSES:
   Investment Adviser fees (note 3)                                        1,785
   Administrator fees (note 3)                                             1,339
   Legal fees                                                             16,955
   Trustees' fees and expenses                                            10,404
   Auditing and tax                                                        2,304
   Custodian fees                                                          2,068
   Registration fees and dues                                              1,824
   Shareholders' reports                                                     625
   Transfer and shareholder servicing agent fees                              93
   Insurance                                                                  71
   Miscellaneous                                                           3,498
                                                                        --------
   Total expenses                                                         40,966

   Investment Advisory fees waived (note 3)                              (1,785)
   Administration fees waived (note 3)                                   (1,339)
   Reimbursement of expenses by Administrator (note 3)                  (35,525)
   Expenses paid indirectly (note 5)                                        (52)
                                                                        --------
   Net expenses                                                            2,265
                                                                        --------

Net investment income                                                      6,795
                                                                        --------

Net increase in net assets resulting from operations                     $6,795
                                                                        ========

                 See accompanying notes to financial statements.

                 CAPITAL CASH MANAGEMENT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS


                                                               Six Months Ended
                                                               December 31, 2003       Year Ended
                                                                  (unaudited)          June 30, 2003
                                                                -------------          -------------

INCREASE (DECREASE) IN NET ASSETS
     OPERATIONS:
     Net investment income ..............................       $     6,795          $   19,894
     Net realized loss from securities transactions .....                -                   -
                                                                  -----------          ----------
     Change in net assets resulting from operations .....             6,795              19,894
                                                                  -----------          ----------

  DIVIDENDS TO SHAREHOLDERS
     FROM NET INVESTMENT INCOME:
     Original Shares ....................................            (6,795)            (19,894)
                                                                  -----------          -----------

  CAPITAL SHARE TRANSACTIONS
     (at $1.00 per share):
     Proceeds from shares sold:
        Original Shares .................................          4,109,574            4,112,943
     Reinvested dividends and distributions:
        Original Shares .................................              6,214               21,466
     Cost of shares redeemed:
        Original Shares .................................         (5,878,653)          (3,925,694)
                                                                  -----------          -----------
     Change in net assets from capital share
        transactions ....................................        ( 1,762,865)             208,715
                                                                  -----------          -----------
  Total change in net assets ............................         (1,762,865 )            208,715

NET ASSETS:
     Beginning of period ................................          1,763,866            1,555,151
                                                                   ----------           ---------
     End of period ......................................             $1,001           $1,763,866
                                                                    =========            ========


                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios: Capital Cash Management Trust (the "Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (a diversified portfolio which commenced operations on March 16, 2000 and ceased operations on December 10,2002). The financial statements included herein are solely those of the Fund. The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. As of the report date there were no Service Shares outstanding. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan. The Trust ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001shares owned by Aquila Management Corporation, or redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: The Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.


d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is the Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under the Advisory Agreement, the Adviser supervises the Fund's investments and provides various services for which it receives a fee from the Fund which is payable monthly and computed at the annual rate of 0.20% of the Fund's average daily net assets. The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from the Fund for such services which is payable monthly and computed at the annual rate of 0.15% of the Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or
(ii) 25% of its total annual investment income. For the six months ended December 31, 2003, the Adviser and the Administrator voluntarily waived their entire fees in the amount of $1,785 and $1,339, respectively. In addition, in order to comply with the expense limitation above, the Administrator reimbursed expenses in the amount of $35,525. Of this amount, $28,376 was paid prior to December 31, 2003 and the balance was paid in early January, 2004.


b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. No such expenses were incurred for the six months ended December 31, 2003. Specific details about each Plan, including parts that authorize certain payments not by the Fund, are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended December 31, 2003, the Fund incurred $16,955 of legal fees paid to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, $719 has been charged to accumulated net investment loss and $719 credited to additional paid-in capital, reflecting a permanent adjustment to undistributed net investment income computed on a tax basis as of June 30, 2003.

     At June 30, 2003, the Fund had a capital loss carryover of $20 of which $5 expires in the year ended June 30, 2005 and $15 of which expires in the year ended June 30, 2011. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions  paid by the Fund:

                                                          Year Ended June 30,
                                                 2003               2002
                                               --------           --------
     Ordinary income                          $ 19,894            $ 38,864
                                               ========           ========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss     $ 20
                                        ====




5. EXPENSES

     The Fund has negotiated an expense offset arrangement with the custodian wherein the Fund receives credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. SUBSEQUENT EVENT

Effective January 1, 2004, Aquila Management Corporation, assigned its Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the administration of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        SIX MONTHS                             YEAR ENDED JUNE 30,
                                        ENDED
                                       12/31/03
                                       (unaudited)    2003       2002         2001          2000         1999

                                          ------      -----     ------        ------       ------       -------
Net asset value, beginning of period     $1.0000    $1.0000    $1.0000       $1.0000       $1.0000      $1.0000
                                         -------    -------    -------       -------       -------      -------
Income from investment operations:
   Net investment income                  0.0032     0.0107     0.0194        0.0540        0.0524       0.0473
                                         -------    -------    -------       -------       -------      -------
Less distributions:
   Dividends from net investment income  (0.0032)   (0.0107)   (0.0194)      (0.0540)      (0.0524)     (0.0473)
                                         -------    -------    -------       -------       -------      -------
Net asset value, end of period           $1.0000    $1.0000    $1.0000       $1.0000       $1.0000      $1.0000
                                         =======    =======    =======       =======       =======      =======
Total return                              0.32%+     1.08%      1.96%         5.54%         5.37%        4.84%
Ratios/supplemental data
   Net assets, end
     of period (in thousands)              $1       $1,764     $1,555        $2,076        $1,699       $1,616
   Ratio of expenses to
     average net assets                   0.26%*     0.39%      0.41%         0.40%         0.41%        0.41%
   Ratio of net investment income
     to average net assets                0.76%*     1.03%      1.97%         5.40%         5.24%        4.72%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average
     net assets                           4.58%*     4.86%      3.47%         3.45%         5.14%        3.51%
   Ratio of net investment income
     (loss) to average net assets        (3.57)%*   (3.43)%    (1.09)%        2.35%         0.50%        1.62%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets                           0.25%*     0.36%      0.40%         0.40%         0.40%        0.40%


+ Not annualized.
* Annualized.

                 See accompanying notes to financial statements.

                                   SEMI-ANNUAL
                                     REPORT



                                December 31, 2003




                  CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
(unaudited)



ASSETS:
   Cash                                                               $2,126
                                                                      ---------
   Total Assets                                                        2,126
                                                                      ---------
LIABILITIES:
     Accrued expenses                                                  1,114
                                                                      ---------
   Total Liabilities                                                   1,114
                                                                      ---------

   NET ASSETS (equivalent to $1.00 per share on
             1,001 shares outstanding)                                $1,012
                                                                       ======

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                                       $    10
   Additional paid-in capital                                          1,752
   Accumulated net realized loss on investments					(750)
                                                                      ---------
                                                                      $1,012
                                                                       ======
SHARES OF BENEFICIAL INTEREST:
   Service Shares Class:
      Net Assets                                                     $ 1,012
                                                                       ======

      Shares outstanding                                               1,012
                                                                       ======

      Net asset value per share                                    $    1.00

                                                                       ======


                 See accompanying notes to financial statements.

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
(unaudited)


                  The Trust had no operations during the year.

                  CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                            Six Months Ended     Year Ended
                                           December 31, 2003     June 30, 2003
                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
Net investment                                     $-               $695
income
Net realized loss
from                                                -                  -
securities
transactions
Change in net assets resulting from
operations                                          -                695

DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                         -               (695)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
  Service Shares                                    -                221

Reinvested dividends and distributions:
  Service Shares
                                                    -                596
Cost of shares redeemed:
  Service Shares                                    -           (116,172)

  Change in net assets from
   capital share transactions                       -           (115,355)

Total change in net assets                          -           (115,355)

NET ASSETS:
Beginning of period                               1,012          116,367
End of period                                   $ 1,012          $ 1,012


                 See accompanying notes to financial statements.

                  CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)


Note A - Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios :Capital Cash Management Trust (a diversified portfolio which commenced operations on July 8, 1974 and ceased operations on December 2, 2003), and Capital Cash U.S. Government Securities Trust (the "Fund", a diversified portfolio which commenced operations on March 16, 2000). The financial statements included herein are solely those of the Fund. The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan. The Fund ceased operations on December 10, 2002 inasmuch as all shares outstanding, except for 1,012 shares owned by Aquila Management Corporation, or redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

                  CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                        Period
                                         Six Months Ended               Year Ended June 30,           Ended(1)
                                            12/31/03**       2003           2002           2001         6/30/00
                                           (unaudited)
Net asset value, beginning of period
                                             $1.0000       $1.0000       $1.0000        $1.0000          $1.0000
Income from investment
operations:
  Net investment income                            -        0.0062        0.0196         0.0516           0.0161

Less distributions:
  Dividends from net
  Investment income                                -      (0.0062)      (0.0196)       (0.0516)         (0.0161)

Net asset value,
end of period                                $1.0000       $1.0000       $1.0000        $1.0000          $1.0000

Total return                                       -         0.62%         1.98%          5.28%           1.62%+
Ratios/supplemental data
Net assets, end of
period (in thousands)                             $1            $1          $116         $4,352           $1,688

Ratio of expenses
to average net assets                              -         0.60%         0.31%          0.59%           0.68%*

Ratio of net investment
income to average
net assets                                         -         1.09%         2.08%          4.70%           5.30%*

The expense and net  investment  income ratios  without the effect of the Adviser's and  Administrator's  voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                             -          40.22%        1.96%          1.86%           1.24%*

Ratio of net investment
income (loss) to
average net assets                                -        (38.53)%        0.44%          3.43%           4.73%*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                             -           0.26%        0.28%          0.44%           0.65%*


(1)For the period March 16, 2000 (commencement of operations) through June 30, 2000.

+  Not annualized.
*  Annualized.
** The Fund had no operations during the period.

                 See accompanying notes to financial statements.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March  8, 2004



CAPITAL CASH MANAGEMENT TRUST


EXHIBIT INDEX

(a) (2) 	Certifications of principal executive officer and principal
financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.